First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
232,897	First Trust Consumer Discretionary AlphaDEX® Fund	$15,030,497
73,092	First Trust Dow Jones Internet Index Fund (b)	14,990,438
210,231	First Trust Industrials/Producer Durables AlphaDEX® Fund	15,338,454
170,275	First Trust Large Cap Growth AlphaDEX® Fund	20,991,502
172,694	First Trust Nasdaq Semiconductor ETF	15,635,715
81,429	First Trust NASDAQ-100- Technology Sector Index Fund	15,526,882
310,922	First Trust Small Cap Growth AlphaDEX® Fund	20,426,021
	Total Exchange-Traded Funds	117,939,509
	(Cost $105,446,557)
MONEY MARKET FUNDS — 0.1%
140,535	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (c)	140,535
	(Cost $140,535)

	Total Investments — 100.0%	118,080,044
	(Cost $105,587,092)
	Net Other Assets and Liabilities — (0.0)%	(29,789)
	Net Assets — 100.0%	$118,050,255

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2024.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 117,939,509	$ 117,939,509	$ —	$ —
Money Market Funds	140,535	140,535	—	—
Total Investments	$118,080,044	$118,080,044	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2024, and for the fiscal year-to-date period (January 1, 2024 to March 31, 2024) are as follows:

Security Name	Shares at 3/31/2024	Value at 12/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2024	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	232,897	$—	$14,900,819	$(1,748,519)	$1,778,657	$99,540	$15,030,497	$22,791
First Trust Dow Jones Internet Index Fund	73,092	—	15,461,065	(1,825,474)	1,241,833	113,014	14,990,438	—
First Trust Global Tactical Commodity Strategy Fund	—	115,298,964	—	(115,143,899)	8,118,198	(8,273,263)	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	210,231	—	15,024,481	(1,773,593)	1,976,172	111,394	15,338,454	15,488
First Trust Large Cap Growth AlphaDEX® Fund	170,275	—	20,463,008	(2,072,329)	2,421,238	179,585	20,991,502	3,718
First Trust Nasdaq Semiconductor ETF	172,694	—	15,199,634	(1,852,338)	2,125,863	162,556	15,635,715	13,516
First Trust NASDAQ- 100-Technology Sector Index Fund	81,429	—	15,985,489	(1,901,404)	1,315,079	127,718	15,526,882	698
First Trust Small Cap Growth AlphaDEX® Fund	310,922	—	20,707,077	(2,010,476)	1,634,110	95,310	20,426,021	—
		$115,298,964	$117,741,573	$(128,328,032)	$20,611,150	$(7,384,146)	$117,939,509	$56,211

First Trust Dorsey Wright DALI 1 ETF (DALI)
Additional Information
March 31, 2024 (Unaudited)
Licensing Information
Nasdaq® and Nasdaq Dorsey Wright DALI 1TM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.